UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10401

 NAME OF REGISTRANT:                     Trust for Professional Managers



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Rachel Spearo
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan Street,
                                         2nd Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-5384

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2011 - 02/29/2012


Thunderstorm Value Fund
--------------------------------------------------------------------------------------------------------------------------
 BALDWIN TECHNOLOGY COMPANY, INC.                                                            Agenda Number:  933519158
--------------------------------------------------------------------------------------------------------------------------
        Security:  058264102
    Meeting Type:  Annual
    Meeting Date:  10-Nov-2011
          Ticker:  BLD
            ISIN:  US0582641025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CLAES WARNANDER                                           Mgmt          No vote
       PAUL J. GRISWOLD                                          Mgmt          No vote

02     TO RATIFY THE APPOINTMENT OF GRANT THORNTON               Mgmt          No vote
       LLC AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTANTS FOR FISCAL 2012.

03     TO APPROVE AN AMENDMENT TO THE COMPANY'S 2005             Mgmt          No vote
       EQUITY COMPENSATION PLAN, AS AMENDED, TO INCREASE
       THE NUMBER OF SHARES OF CLASS A COMMON STOCK
       THAT MAY BE ISSUED TO PARTICIPANTS BY 1,000,000.




--------------------------------------------------------------------------------------------------------------------------
 EXELON CORPORATION                                                                          Agenda Number:  933516087
--------------------------------------------------------------------------------------------------------------------------
        Security:  30161N101
    Meeting Type:  Special
    Meeting Date:  17-Nov-2011
          Ticker:  EXC
            ISIN:  US30161N1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE SHARE ISSUANCE PROPOSAL - A PROPOSAL TO               Mgmt          No vote
       APPROVE THE ISSUANCE OF EXELON CORPORATION
       COMMON STOCK, WITHOUT PAR VALUE, TO CONSTELLATION
       ENERGY GROUP, INC. STOCKHOLDERS IN CONNECTION
       WITH THE MERGER CONTEMPLATED BY THE MERGER
       AGREEMENT.

02     THE ADJOURNMENT PROPOSAL - A PROPOSAL TO ADJOURN          Mgmt          No vote
       THE SPECIAL MEETING OF SHAREHOLDERS OF EXELON,
       IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES
       IF THERE ARE NOT SUFFICIENT VOTES TO APPROVE
       THE PROPOSAL ABOVE.




--------------------------------------------------------------------------------------------------------------------------
 GT SOLAR INTERNATIONAL INC                                                                  Agenda Number:  933490891
--------------------------------------------------------------------------------------------------------------------------
        Security:  3623E0209
    Meeting Type:  Annual
    Meeting Date:  24-Aug-2011
          Ticker:  SOLR
            ISIN:  US3623E02092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       J. MICHAL CONAWAY                                         Mgmt          For                            For
       ERNEST L. GODSHALK                                        Mgmt          For                            For
       THOMAS GUTIERREZ                                          Mgmt          For                            For
       MATTHEW E. MASSENGILL                                     Mgmt          For                            For
       MARY PETROVICH                                            Mgmt          For                            For
       ROBERT E. SWITZ                                           Mgmt          For                            For
       NOEL G. WATSON                                            Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL
       YEAR ENDING MARCH 31, 2012.

03     APPROVAL OF THE GT SOLAR INTERNATIONAL, INC.              Mgmt          Against                        Against
       2011 EQUITY INCENTIVE PLAN.

04     APPROVAL OF THE ADVISORY VOTE ON EXECUTIVE OFFICER        Mgmt          For                            For
       COMPENSATION.

05     THE FREQUENCY OF HOLDING AN ADVISORY VOTE ON              Mgmt          1 Year                         For
       EXECUTIVE COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 KINGSGATE CONS LTD                                                                          Agenda Number:  703400286
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5318K103
    Meeting Type:  AGM
    Meeting Date:  18-Nov-2011
          Ticker:
            ISIN:  AU000000KCN1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting    No vote
       PROPOSALS 3 AND 4 AND VOTES CAST  BY ANY INDIVIDUAL
       OR RELATED PARTY WHO BENEFIT FROM THE PASSING
       OF THE        PROPOSAL/S WILL BE DISREGARDED
       BY THE COMPANY. HENCE, IF YOU HAVE OBTAINED
       BENEFIT OR EXPECT TO OBTAIN FUTURE BENEFIT
       YOU SHOULD NOT VOTE (OR VOTE       "ABSTAIN")
       ON THE RELEVANT PROPOSAL ITEMS. BY DOING SO,
       YOU ACKNOWLEDGE THAT  YOU HAVE OBTAINED BENEFIT
       OR EXPECT TO OBTAIN BENEFIT BY THE PASSING
       OF THE   RELEVANT PROPOSAL/S. BY VOTING (FOR
       OR AGAINST) ON PROPOSAL (3 AND 4), YOU    ACKNOWLEDGE
       THAT YOU HAVE NOT OBTAINED BENEFIT NEITHER
       EXPECT TO OBTAIN       BENEFIT BY THE PASSING
       OF THE RELEVANT PROPOSAL/S AND YOU COMPLY WITH
       THE     VOTING EXCLUSION.

1      Election of Peter Alexander as a director                 Mgmt          For                            For

2      Re-election of Ross Smyth-Kirk as a director              Mgmt          For                            For

3      Ratify and approve the previous share issue               Mgmt          For                            For
       to Silver Standard Australia      (BVI) Inc
       issued as part consideration for the acquisition
       of the Bowdens     Silver Project

4      Approval of remuneration report                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LAM RESEARCH CORPORATION                                                                    Agenda Number:  933508244
--------------------------------------------------------------------------------------------------------------------------
        Security:  512807108
    Meeting Type:  Annual
    Meeting Date:  03-Nov-2011
          Ticker:  LRCX
            ISIN:  US5128071082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES W. BAGLEY                                           Mgmt          For                            For
       ROBERT M. BERDAHL                                         Mgmt          For                            For
       ERIC K. BRANDT                                            Mgmt          For                            For
       MICHAEL R. CANNON                                         Mgmt          For                            For
       CHRISTINE A. HECKART                                      Mgmt          For                            For
       GRANT M. INMAN                                            Mgmt          For                            For
       CATHERINE P. LEGO                                         Mgmt          For                            For
       STEPHEN G. NEWBERRY                                       Mgmt          For                            For
       KIM E. PERDIKOU                                           Mgmt          For                            For
       ABHIJIT Y. TALWALKAR                                      Mgmt          For                            For

02     ADVISORY VOTE ON FISCAL YEAR 2011 EXECUTIVE               Mgmt          For                            For
       COMPENSATION ("SAY ON PAY").

03     ADVISORY VOTE ON THE FREQUENCY OF EXECUTIVE               Mgmt          1 Year                         For
       COMPENSATION VOTE.

04     RATIFICATION OF THE APPOINTMENT OF INDEPENDENT            Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL
       YEAR 2012.




--------------------------------------------------------------------------------------------------------------------------
 TEXWINCA HOLDINGS LTD                                                                       Agenda Number:  703211348
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8770Z106
    Meeting Type:  AGM
    Meeting Date:  05-Aug-2011
          Ticker:
            ISIN:  BMG8770Z1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20110707/LTN20110707441.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

1      To receive and consider the Audited Consolidated          Mgmt          Take No Action
       Financial Statements, the    Report of the
       Directors and the Independent Auditors' Report
       for the year     ended 31 March 2011

2      To declare a final dividend                               Mgmt          Take No Action

3a1    Re-election of Mr. Poon Bun Chak as the Director          Mgmt          Take No Action

3a2    Re-election of Mr. Poon Kei Chak as the Director          Mgmt          Take No Action

3a3    Re-election of Mr. Poon Kai Chak as the Director          Mgmt          Take No Action

3a4    Re-election of Mr. Ting Kit Chung as the Director         Mgmt          Take No Action

3a5    Re-election of Mr. Poon Ho Wa as the Director             Mgmt          Take No Action

3a6    Re-election of Mr. Au Son Yiu as the Director             Mgmt          Take No Action

3a7    Re-election of Mr. Cheng Shu Wing as the Director         Mgmt          Take No Action

3a8    Re-election of Mr. Law Brian Chung Nin as the             Mgmt          Take No Action
       Director

3b     To authorise the Board of Directors to fix the            Mgmt          Take No Action
       Directors' remuneration

4      To appoint Auditors and to authorise the Board            Mgmt          Take No Action
       of Directors to fix their      remuneration

5      To grant a general mandate to the Directors               Mgmt          Take No Action
       to repurchase the Company's       shares not
       exceeding 10% of the issued share capital of
       the Company as at the date of this resolution

6      To grant a general mandate to the Directors               Mgmt          Take No Action
       to allot, issue and deal with     additional
       shares of the Company not exceeding 20% of
       the issued share        capital of the Company
       as at the date of this resolution

7      To extend the general mandate granted to the              Mgmt          Take No Action
       Directors to issue additional    shares of
       the Company by the aggregate nominal amount
       of the shares           repurchased by the
       Company

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    Take No Action
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN DIGITAL CORPORATION                                                                 Agenda Number:  933509412
--------------------------------------------------------------------------------------------------------------------------
        Security:  958102105
    Meeting Type:  Annual
    Meeting Date:  10-Nov-2011
          Ticker:  WDC
            ISIN:  US9581021055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: KATHLEEN A. COTE                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JOHN F. COYNE                       Mgmt          For                            For

1C     ELECTION OF DIRECTOR: HENRY T. DENERO                     Mgmt          For                            For

1D     ELECTION OF DIRECTOR: WILLIAM L. KIMSEY                   Mgmt          For                            For

1E     ELECTION OF DIRECTOR: MICHAEL D. LAMBERT                  Mgmt          For                            For

1F     ELECTION OF DIRECTOR: LEN J. LAUER                        Mgmt          For                            For

1G     ELECTION OF DIRECTOR: MATTHEW E. MASSENGILL               Mgmt          For                            For

1H     ELECTION OF DIRECTOR: ROGER H. MOORE                      Mgmt          For                            For

1I     ELECTION OF DIRECTOR: THOMAS E. PARDUN                    Mgmt          For                            For

1J     ELECTION OF DIRECTOR: ARIF SHAKEEL                        Mgmt          For                            For

02     TO APPROVE ON AN ADVISORY BASIS THE NAMED EXECUTIVE       Mgmt          For                            For
       OFFICER COMPENSATION IN THE PROXY STATEMENT.

03     TO APPROVE ON AN ADVISORY BASIS THE FREQUENCY             Mgmt          1 Year                         For
       OF FUTURE ADVISORY VOTES ON NAMED EXECUTIVE
       OFFICER COMPENSATION.

04     TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE              Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR WESTERN DIGITAL CORPORATION FOR THE FISCAL
       YEAR ENDING JUNE 29, 2012.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Professional Managers
By (Signature)       /s/ Joseph C. Neuberger
Name                 Joseph C. Neuberger
Title                President
Date                 03/19/2012